Note 17 - Segmented Information - Geographic Segments (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Assets	$ 53,235,140	$ 51,353,088
Long term assets	51,912,833	49,421,000
CANADA
Statement Line Items [Line Items]
Assets	373,960	1,184,932
Long term assets	9,757	10,064
TANZANIA, UNITED REPUBLIC OF
Statement Line Items [Line Items]
Assets	52,861,180	50,168,156
Long term assets	$ 51,903,076	$ 49,410,936